AGREEMENTS	6 Months Ended
Jun. 30, 2024
License Agreements [Abstract]
AGREEMENTS
NOTE 6 - AGREEMENTS:

a.
In June 2021, the Company entered into two exclusive license agreements with Galderma for the commercialization of two of the Company's most advanced investigational drug products (Twyneo® and Epsolay®) in the United States. The Company was entitled to amounts of up to $7.5 million per product in upfront payments and regulatory approval milestone payments assuming 2021 approval of each respective product. The Company is also eligible to receive tiered double-digit royalties ranging from mid-teen to high-teen percentage of net sales as well as up to $9 million in sales milestone payments.

According to the agreement, the Company has an option to regain commercialization rights five years following first commercialization.

On April 14, 2022, the Company announced that Twyneo® is available for purchase by consumers who obtain a prescription from their physician, See note 1. On June 2, 2022, the Company announced that Epsolay® is available for purchase by consumers who obtain a prescription from their physician, See also note 1. The Company recognized $723 and $466 during the six-month periods ended June 30, 2024 and 2023, respectively, as royalty revenue in respect of the license agreement for both products.

b.
On June 6, 2023, the Company and Searchlight Pharma Inc. (“Searchlight”), a private Canadian specialty pharmaceutical company, signed on an exclusive license agreements for Twyneo® and Epsolay® for the Canadian market, over a fifteen-year term that is renewable for subsequent five-year periods. Searchlight will be responsible for obtaining and maintaining any regulatory approvals required to market and sell the drugs in Canada, with support from the Company.

Under the agreement, the Company will receive up to $11 million in upfront payments and regulatory and sales milestones for both drugs, combined. In addition, the Company will be entitled to royalty percentages of all Canadian net sales ranging from low-double-digits to high teens.

In June 2023, the Company received $500 as an upfront payment in connection with the license agreement and related support provided to Searchlight for obtaining the regulatory approval in the Canadian market. The Company is also required to support Searchlight during such period if needed based on agreed upon rates. The Company has identified two performance obligations in the license agreement as follows: (i) the license to market the products in Canada; and (ii) continuing support during the regulatory approval process.

For the six-month period ended June 30, 2024, the Company recognized a total amount of $42 for continuing support. The remaining outstanding contract liability in respect of the support services, is, as of June 30, 2024 $78 .

c.
On May 15, 2024, the Company and Beimei, a private Chinese company, signed an agreement for the purchase and license by Beimei of certain rights in the intellectual property ("IP") related to Twyneo, for the treatment of acne vulgaris, in the mainland of China, Hong Kong, Macau, Taiwan and Israel.

Under the terms of the agreement, Beimei will purchase and license from the Company the IP in these territories. The Company is also required to support Beimei to a certain extent during the period until obtaining regulatory approval. The Company may provide further support services to Beimei, if needed, based on agreed upon rates. In return, Sol-Gel is to receive payments of up to $10 million (including amounts contingent on achieving certain milestones) and up to $5 million as royalty payments on net sales.

The Company has identified multiple performance obligations in the agreement. Revenue from sale and license of IP is recognized at a point in time, upon transfer of control over the license and the IP to Beimei. Support services are recognized over time as the services are performed.

For the six-month period ended June 30, 2024, the Company recognized revenue for a total amount of $4.8 million. This amount does not include variable consideration that was determined to be constrained (not probable that would not result in a significant reversal). In addition, the Company recorded $200 as a contract liability in respect of the support services.

In July 2024, the Company received $2 million as the first payment in connection with the agreement.